Note 10 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jan. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

10. Commitments and Contingencies

Office Lease Obligations –

The Company currently leases office space and manufacturing facilities in Dallas, Texas under leases that expire on November 30, 2013 and March 31, 2014. The Company has recently entered in a new ten-year lease for office space in Dallas, Texas.

The Company also leases office space in San Francisco, California, New York, New York, Chicago, Illinois, and Pittsford, New York, under leases that expire at various dates through 2020.

In addition, the Company leases office space in London, England under a lease agreement that expires in August 2016 and in Dubai, UAE under a lease agreement that expires in July 2014.

Future minimum rental payments under these leases are as follows:

Amount
Fiscal year ending December 31:
2013	$2,008,000
2014	1,892,000
2015	1,701,000
2016	1,562,000
2017	1,451,000
Thereafter	6,750,000
$15,364,000

Total rent expense under all operating leases for the period April 20 through September 30, 2013 was $928,280. Total rent expense for the Predecessor Company for the nine months ended October 31, 2012 was $671,784.

Capital Lease Commitments -

The Company has entered into capital lease agreements with leasing companies for the financing of equipment and furniture purchases. The capital lease payments expire at various dates through June 2017. Future minimum lease payments under non-cancelable capital lease agreements consist of the following amounts for the years ending December 31:

Capital Leases
2013	$44,000
2014	67,000
2015	67,000
2016	67,000
2017	31,271
Thereafter	-
Total minimum lease payments	276,271
Less amount representing interest	66,129
Present value of capital lease obligations	210,142
Less current portion	70,027
Non-current portion	$140,115

The Company is currently subleasing two facilities and receiving monthly payments which are less than the Company’s monthly lease obligations. Based upon the then current real estate market conditions, the Company believed that these leases had been impaired and accrued lease impairment charges. The impairment charges were calculated based on future lease commitments less estimated future sublease income. The leases expire in February 28, 2021 and July 31, 2013, respectively.

Revenue Share Commitments

The Company has entered into revenue sharing agreements with certain customers, requiring the Company to make minimum yearly revenue sharing payments.

Future minimum payments under these agreements consist of the following amounts for the years ending December 31:

2013	$7,949,000
2014	7,889,000
2015	8,666,000
2016	6,000,000
Total minimum revenue share commitments	$30,504,000

Legal proceedings -

The Company is subject to legal proceedings and claims that arise in the ordinary course of business. Management is not aware of any claims that would have a material effect on the Company’s financial position, results of operations or cash flows.

7. Commitments and Contingencies

Lease Obligations - The Company leases office space and manufacturing facilities in Dallas, Texas under long-term lease agreements that expire in March 2014 and March 2013, respectively. The Company also leases office space in Pittsford, New York under a lease agreement that expires in December 2013, and in Las Vegas, Nevada under a lease agreement that expired in January 2013.

In addition, the Company leases office space in London, England under a lease agreement that expires in August 2016 and in Dubai, UAE under a lease agreement that expires in July 2013. Future minimum rental payments under these leases are as follows:

Amount
Fiscal year ending January 31:
2014	$626,602
2015	195,852
2016	126,000
2017	73,500
Thereafter	-
Total	$1,021,954

Total rent expense under all operating leases for the years ended January 31, 2013, 2012 and 2011 was $885,238, $788,609 and $815,134, respectively.

Contingent Purchase Price - In connection with past acquisitions, the Company was required to make additional cash payments to the previous shareholders of the companies because future minimum sales levels were attained and certain other conditions were met. During the fiscal year ended January 31, 2012, the Company made such contingent payments totaling $99,723.  During the year ended January 31, 2011 the Company made such contingent payments totaling $247,640. All of these contingent payments were recorded as adjustments to goodwill as the acquisitions occurred prior to the adoption of ASC 850, Business Combinations. The Company has no remaining obligations to make additional cash payments to the previous shareholders of the companies it has acquired.

Legal Proceedings - The Company is subject to legal proceedings and claims that arise in the ordinary course of business.  Management is not aware of any claims that would have a material effect on the Company’s financial position, results of operations or cash flows.